UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2008

Date of reporting period: 03/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) ANNUAL REPORT | FEBRUARY 29, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points

(1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slow-

ing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30.

Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to per-

meate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counter-

parts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quali-

ty government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 8.79%	–3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	– 4.71	+ 0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+ 5.67	+ 7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	–0.60	–1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–1.39	– 3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 29, 2008 Investment Objective

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) seeks a high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

Fund Performance

For the year ended February 29, 2008, the Fund returned –12.88% based on market price, with dividends reinvested. The Fund’s return based on net asset value (“NAV”) was –8.98%, with dividends reinvested. For the same period, the Lipper Loan Participation Funds category posted an average return of –9.82% on a NAV basis. Fund performance was hurt by the widening of credit spreads, lack of liquidity and massive deleveraging in the loan market. Additionally, the rapid reduction of short-term interest rates as a result of the Fed’s shift in monetary policy negatively affected the price of loan debt securities.

Fund Information

Symbol on New York Stock Exchange	FRB
Initital Offering Date	July 30, 2004
Yield on Closing Market Price as of February 29, 2008 ($14.75)*	10.04%
Current Monthly Distribution per share of Common Stock**	$.12335
Current Annualized Distribution per share of Common Stock**	$1.4802
Leverage as of February 29, 2008***	23%

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

***	As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	2/29/08	2/28/07	Change	High	Low

Market Price	$14.75	$18.50	(20.27%)	$19.02	$13.90
Net Asset Value	$16.06	$19.28	(16.70%)	$19.32	$15.83

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Asset Mix	2/29/08	2/28/07

Floating Rate Loan Interests	70%	75%
Corporate Bonds	29	24
Common Stocks	1	1

Credit Quality Allocations*

Credit Rating	2/29/08	2/28/07

BBB/Baa	3%	1%
BB/Ba	36	30
B/B	41	58
CCC/Caa	10	3
Not Rated	9	7
Other**	1	1

*	Using the highest of Standard & Poor’s or Moody’s Investors Service ratings.

**	Includes portfolio holdings in common and preferred stocks.

4 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

The Benefits and Risks of Leveraging

BlackRock Floating Rate Income Strategies Fund II, Inc. (the “Fund”)
utilizes leverage through borrowings or issuance of short-term debt securities. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage)
are invested in higher-yielding portfolio investments, the Fund’s Common
Stock shareholders will benefit from the incremental yield.

Leverage creates risks for Common Stock shareholders, including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the
Common Stock’s yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of lever-
age, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common
Stock shareholders will be reduced.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008 5

Schedule of Investments as of February 29, 2008 (Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 3.6%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 4.73% due 3/31/2014	USD	211	$ 194,914
Term Loan, 6.83% due 3/26/2014		2,479	2,286,258
IAP Worldwide Services, Inc. First Lien Term Loan,
11.125% due 12/20/2012		1,469	1,211,727
Vought Aircraft Industries, Inc.:
Revolving Credit, 4.80% — 7% due 12/22/2010		733	672,222
Term Loan, 7.34% due 12/22/2011		1,633	1,474,750
Tranche B Line of Credit Deposit, 4.953%
due 12/22/2010		320	293,333

			6,133,204

Airlines — 0.6%
US Airways Group, Inc. Term Loan, 5.625%
due 3/23/2014		1,000	783,125
United Air Lines, Inc. Term Loan B, 5.125% — 7.125%
due 1/30/2014		356	298,688

			1,081,813

Auto Components — 1.5%
Allison Transmission Term Loan, 5.92% — 7.90%
due 8/07/2014		1,500	1,320,417
Delphi Automotive Systems Term Loan B, 6.625%
due 7/01/2008		250	245,750
GPX International Tire Corp. Term Loan B,
12.60% — 14% due 4/06/2012		895	639,682
Metaldyne Corp.:
DF Loan 5.17% — 8.25% due 1/11/2012		58	43,462
Term Loan B, 8.25% due 1/15/2014		392	295,538

			2,544,849

Beverages — 0.3%
Culligan International Second Lien Term Loan,
8.94% — 9.56% due 5/24/2013	EUR	500	432,670

Biotechnology — 0.2%
Talecris Biotherapeutics, Inc. First Lien Term Loan,
6.57% — 6.63% due 12/06/2013	USD	499	398,992

Building Products — 0.5%
Associated Materials, Inc. Term Loan, 7.39%
due 8/29/2010		959	853,129

Chemicals — 4.7%
Edwards Ltd. Term Loan, 5.085% due 5/30/2014		498	323,375
GenTek, Inc. First Lien Term Loan, 5.12% — 6.99%
due 2/28/2011		1,281	1,171,672
Huish Detergents, Inc. Tranche B Term Loan, 6.83%
due 4/15/2014		746	603,530
ISP Chemco Term Loan B, 4.875% — 6.438%
due 5/25/2014		498	446,817
Rockwood Specialties Group, Inc. Tranche E Term
Loan, 4.744% due 7/30/2012		3,361	3,148,462
Viridian Group Plc Term Loan, 8.304% — 9.601%
due 12/21/2012	GBP 1,000		1,659,182
Wellman, Inc. Second Lien Term Loan, 9.989%
due 2/10/2010 (a)(f)	USD 2,000		633,334

			7,986,372

Commercial Services & Supplies — 4.0%
Amsted Industries, Inc. Term Loan, 6.26% — 7.14%
due 4/05/2013		1,219	1,115,158

		Par
Floating Rate Loan Interests		(000)	Value

Commercial Services & Supplies (concluded)
ARAMARK Corp.:
Letter of Credit, 4.22% due 1/24/2014	USD	53	$ 48,741
Term Loan, 6.705% due 1/24/2014		829	767,210
Brickman Group, Inc. Tranche B Term Loan,
7.143% due 1/23/2014		496	449,106
Camelbak Products LLC First Lien Term Loan,
6.88% — 8.75% due 8/04/2011		696	610,064
Jason, Inc. Term Loan, 5.621% due 4/30/2010		498	429,716
John Maneely Co. Term Loan, 6.345% — 7.693%
due 12/08/2013		674	583,362
Kion GmbH:
Term Loan B, 6.751% due 12/28/2014		250	207,266
Term Loan C, 7.251% due 12/28/2015		250	208,359
Metokote Corp. Term Loan, 6.13% — 6.25%
due 11/27/2011		128	111,273
RiskMetrics Group, Inc. First Lien Term Loan B,
7.08% due 1/11/2014		496	470,197
Synagro Technologies, Inc. Term Loan,
5.07% — 6.830% due 4/02/2014		995	833,313
West Corp. Term Loan B-2, 5.465% — 6.093%
due 10/24/2013		988	837,668

			6,671,433

Communications Equipment — 1.3%
Alltel Corp. Term Loan B, 5.866% due 5/18/2015		2,499	2,265,059

Computers & Peripherals — 2.0%
Intergraph Corp. Term Loan:
First Lien, 5.09% — 5.125% due 5/29/2014		419	375,775
Second Lien 9.09% due 11/28/2014		500	455,000
Reynolds and Reynolds Co.:
First Lien Term Loan, 6.843% due 10/31/2012		1,810	1,584,070
Second Lien Term Loan, 10.343% due 10/31/2013		1,000	915,000

			3,329,845

Construction & Engineering — 0.3%
BakerCorp Term Loan C, 5.521% — 7.193%
due 5/15/2014		496	454,069

Construction Materials — 1.3%
Headwaters, Inc. First Lien Term Loan B-1,
5.17% — 6.89% due 4/30/2011		1,077	1,022,734
Nortek, Inc. Term Loan, 5.35% due 8/27/2011		1,448	1,241,231

			2,263,965

Containers & Packaging — 1.9%
Anchor Glass Container Corp. Term Loan, 7.08%
due 5/03/2013		1,113	1,035,284
Berry Plastics Corp. Term Loan,
11.646% due 6/15/2014 (b)		563	394,219
Consolidated Container Co. LLC First Lien Term
Loan, 5.375% — 5.501% due 4/15/2014		396	304,122
Graham Packaging Co. LP Term Loan,
6.813% — 7.75% due 10/07/2011		993	898,461
Smurfit-Stone Container Corp.:
Term Loan B, 5.313% — 7.125% due 11/01/2011		215	202,296
Term Loan C, 5.313% — 7.125% due 11/01/2011		409	385,624

			3,220,006

Distributors — 0.5%
Keystone Automotive Operations, Inc. Term Loan,
6.635% — 7.451% due 1/12/2012		990	780,450

See Notes to Financial Statements.

6 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Diversified Financial Services — 1.4%
Chrysler Financial Corp. First Lien Term Loan, 9%
due 8/03/2012	USD 2,000	$ 1,736,818
J.G. Wentworth LLC First Lien Term Loan, 7.093%
due 4/15/2014	1,000	665,000

		2,401,818

Diversified Telecommunication Services — 0.1%
Hawaiian Telcom Term Loan C, 7.080%
due 5/30/2014	282	227,086

Electrical Equipment — 0.4%
Generac Power Systems, Inc.:
First Lien Term Loan, 7.203% due 11/10/2013	490	403,900
Second Lien Term Loan, 10.703% due 5/15/2014	500	340,833

		744,733

Energy Equipment & Services — 1.8%
Brock Holdings Term Loan B, 6.83% — 7.143%
due 2/26/2014	744	651,328
Dresser, Inc.:
Term Loan B, 5.565% — 5.621% due 5/04/2014	982	904,364
Second Lien Term Loan, 8.82% due 5/15/2015	500	433,750
Helix Energy Solutions Term Loan,
6.377% — 6.83% due 7/01/2013	507	471,338
MEG Energy Corp.:
Delayed Draw Term Loan, 6.73% due 4/03/2013	164	147,938
Initial Term Loan, 6.83% due 4/03/2013	491	446,301

		3,055,019

Food & Staples Retailing — 1.4%
DS Waters LP Term Loan, 5.372% due 11/15/2012	496	441,654
Dole Food Co., Inc.:
Credit Linked Deposit, 4.247% due 4/12/2013	140	117,140
Term Loan B, 5.125% — 7% due 4/12/2013	308	258,952
Term Loan C, 5.125% — 7.125% due 4/12/2013	1,028	863,172
Sturm Foods, Inc.:
Initial Term Loan, 5.813% due 1/30/2014	496	365,571
Second Lien Term Loan, 9.313% due 6/30/2014	500	328,334

		2,374,823

Food Products — 0.6%
Chiquita Brands International Term Loan C, 6.125%
due 6/28/2012	1,072	1,051,527

Health Care Equipment & Supplies — 1.7%
Biomet, Inc. Term Loan:
7.857% due 12/28/2014	2,496	2,385,791
ReAble Therapeutics Finance LLC Term Loan, 7.83%
due 5/20/2014	500	470,000

		2,855,791

Health Care Providers & Services — 2.6%
Community Health Systems, Inc. Term Loan B,
5.335% due 6/18/2014	2,380	2,174,790
DaVita, Inc. Term Loan B1, 4.57% — 6.23%
due 7/30/2012	1,000	934,583
Health Management Associates, Inc. Term Loan B,
6.58% due 2/28/2014	1,461	1,255,950

		4,365,323

		Par
Floating Rate Loan Interests		(000)	Value

Hotels, Restaurants & Leisure — 2.5%
Golden Nugget, Inc. Term Loan, 5.12% — 5.13%
due 6/30/2014	USD	318	$ 273,636
Harrah’s Operating Company, Inc.:
Term Loan B1, 6.244% due 1/28/2015		359	328,329
Term Loan B2, 6.244% due 1/28/2015		1,000	916,280
Term Loan B3, 6.244% due 1/28/2015		141	129,559
Lake Las Vegas Resort (a)(f):
First Lien Term Loan, 13.85% due 12/14/2012		468	173,308
Revolving Credit, 14.35% due 12/14/2012		60	22,268
Las Vegas Sands LLC Term Loan B, 6.58%
due 5/04/2014		796	706,947
QCE LLC First Lien Term Loan, 7% — 7.125%
due 5/05/2013		463	391,271
Venetian Macau US Finance Co. LLC:
Delay Draw Term Loan, 7.08% due 5/25/2012		500	451,705
Term Loan B, 7.08% due 5/25/2013		1,000	903,409

			4,296,712

Household Durables — 1.5%
American Residential Services Second Lien Term
Loan, 12% due 4/17/2015		1,000	985,146
Simmons Co. Tranche D Term Loan, 4.875% — 7.50%
due 12/19/2011		1,686	1,492,155

			2,477,301

IT Services — 3.1%
Activant Solutions Term Loan, 6.75% — 7.50%
due 5/02/2013		1,229	1,038,323
Alliance Data Systems Term Loan, 8.058%
due 12/15/2014		1,500	1,395,000
Audio Visual Services Corp. Term Loan B, 5.52%
due 2/28/2014		998	897,750
First Data Corp.:
Term Loan B1, 7.58% — 7.634%
due 9/24/2014		998	905,571
Term Loan B2, 7.58% due 9/24/2014		500	453,472
Term Loan B3, 7.58% due 9/24/2014		500	453,500

			5,143,616

Independent Power Producers & Energy Traders — 1.6%
Calpine Generating Company LLC Term Loan,
11.07% due 3/12/2010		43	44,276
TXU Corp.:
Term Loan B-2, 6.478% — 6.596% due 10/10/2014		998	909,803
Term Loan B-3, 6.478% — 6.596% due 10/10/2014		1,995	1,818,851

			2,772,930

Industrial Conglomerates — 0.3%
Sequa Corp. Term Loan, 8.08% due 12/03/2014		500	469,688

Insurance — 0.5%
Alliant Insurance Services Term Loan B, 7.83%
due 10/23/2014		499	443,887
USI Holdings Corp. Term Loan B, 7.58% due 5/15/2014		498	440,288

			884,175

Leisure Equipment & Products — 1.8%
24 Hour Fitness Term Loan B, 5.71% — 7.33%
due 6/08/2012		1,965	1,611,300
True Temper Sports, Inc. Term Loan, 6.328%
due 3/15/2011		1,541	1,341,003

			2,952,303

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

7

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Machinery — 2.5%
Blount, Inc. Term Loan B, 5.014%
due 8/09/2010	USD 1,135	$ 1,050,173
Navistar International Transportation Corp.:
Revolving Credit, 4.794% — 6.501%
due 6/30/2012	400	356,500
Term Loan, 6.501% due 6/30/2012	1,100	980,375
OshKosh Truck Corp. Term Loan B, 6.90%
due 12/06/2013	1,975	1,838,808

		4,225,856

Media — 25.6%
Affinion Group, Inc. Term Loan, 9.267% due 3/01/2012	300	246,000
Alix Partners Tranche C Term Loan, 6.38%
due 10/30/2013	1,114	1,021,866
Bresnan Telecommunications Term Loan B,
5.93% due 6/30/2013	500	445,893
Catalina Marketing Group Term Loan, 7.83%
due 10/01/2014	499	453,031
Cequel Communications LLC:
Second Lien Term Loan, 7.739% due 5/04/2014	1,000	752,500
Term Loan, 5.07% — 6.646% due 11/05/2013	1,000	835,909
Charter Communications, Operating LLC. Term Loan,
5.26% due 4/30/2014	4,000	3,511,428
Clarke American Corp. Tranche B,
7.33% due 6/30/2014	995	808,023
GateHouse Media Operating, Inc. Term Loan,
5.09% due 8/28/2014	1,000	708,000
Gray Communications Systems, Inc. Term Loan B
Delay Draw, 6.21% due 12/31/2014	1,000	848,750
HMH Publishing:
First Lien Bridge Term Loan, 9.141% due 6/12/2009	182	173,864
First Lien Tranche A, 9.141% due 6/12/2011	1,318	1,186,364
Mezzanine Term Loan, 13.641%
due 11/14/2014	4,500	3,915,000
Hanley-Wood LLC Term Loan, 6.305% — 6.979%
due 3/07/2014	995	745,628
Idearc, Inc. Term Loan B, 6.83% due 11/15/2014	3,960	3,257,924
Insight Midwest Holdings LLC:
Term Loan B, 6.73% due 4/07/2014	2,025	1,813,009
Intelsat Ltd.:
Term Loan 5.644% due 2/01/2014	1,425	1,408,375
Term Loan B 4.894% due 6/27/2013	950	873,100
Knology, Inc. Term Loan, 6.953% due 3/15/2012	498	417,900
LodgeNet Entertainment Corp. Term Loan, 6.83%
due 4/04/2014	995	834,556
Mediacom Broadband Group Tranche A Term Loan,
4.62% — 4.70% due 3/31/2010	1,665	1,443,001
Mediacom Communications Term Loan C,
4.87% — 4.95% due 1/31/2015	3,128	2,694,334
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
8.108% due 4/08/2012	2,170	1,782,116
Multicultural Radio Broadcasting Inc. Term Loan,
7.901% due 12/15/2012	356	334,640
NEP II, Inc., LP Term Loan B, 7.108%
due 2/16/2014	744	654,427
National Cinemedia LLC Term Loan, 6.87%
due 2/13/2015	750	639,610
NextMedia Group, Inc.:
Delay Draw Term Loan, 5.098% due 11/15/2012	453	391,701
First Lien Term Loan, 5.086% due 11/15/2012	853	737,887

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
One Link Term Loan, 11.97% due 3/15/2013 (b)	USD 1,061		$ 896,604
PagesJaunes Group Term Loan C, 7.677%
due 1/11/2016	EUR	500	627,815
PanAmSat Corp.:
Term Loan B2A, 5.644% due 1/03/2014	USD	604	548,473
Term Loan B2B, 5.644% due 1/03/2014		604	548,637
Term Loan B2C, 5.644% due 1/03/2014		604	548,473
Paxson Communications Corp. Term Loan,
7.627% due 1/15/2012		1,750	1,461,250
Penton Media Term Loan, 5.372% — 5.375%
due 2/15/2013		496	392,038
ProSiebenSat.1 Media AG Term Loan B1, 6.77%
due 6/30/2015	EUR	500	609,534
R.H. Donnelley, Inc. Term Loan D-2, 4.59% — 6.66%
due 8/30/2011	USD 1,438		1,324,369
Spanish Broadcasting System, Inc. First Lien
Term Loan B, 6.58% due 6/10/2012		2,437	1,990,498
Univision Communications, Inc. Term Loan:
5.494% due 9/30/2014		1,409	1,179,285
5.375% due 9/30/2014		40	33,694

			43,095,506

Multi-Utilities — 5.0%
Brand Energy & Infrastructure Services, Inc. Term
Loan B, 5.375% — 7.125% due 2/07/2014		496	444,144
Riverside Energy Center Term Loan, 7.494%
due 6/24/2011		4,010	3,915,245
Rocky Mountain Energy Center LLC:
Credit Linked Deposit, 7.307% due 6/24/2011		340	331,763
Term Loan, 7.494% due 6/24/2011		2,172	2,120,433
Wolf Hollow I LP:
Letter of Credit, 5.372% due 6/22/2012		400	330,000
Revolving Credit, 5.36% — 5.37%
due 6/22/2012		100	80,000
Second Lien Term Loan, 9.343% due 12/22/2012		1,000	820,000
Term Loan, 7.08% due 6/22/2012		469	387,057

			8,428,642

Multiline Retail — 1.3%
Neiman Marcus Group, Inc. Term Loan,
4.931% — 6.90% due 4/06/2013		2,323	2,144,014

Oil, Gas & Consumable Fuels — 1.4%
Coffeyville Resources LLC:
Letter of Credit, 4.729% due 12/28/2010		162	151,622
Tranche D, 7.478% — 7.75% due 12/21/2013		528	493,254
SandRidge Energy, Inc. Term Loan, 8.354%
due 4/01/2014		1,000	905,000
Western Refining Inc. Term Loan, 4.994%
due 5/30/2014		924	831,536

			2,381,412

Paper & Forest Products — 3.3%
Boise Cascade Holdings LLC First Lien Tranche B Term
Loan, 7.50% due 2/22/2014		750	737,812
Georgia-Pacific Corp.:
First Lien Term Loan B, 7.09% — 7.11%
due 2/14/2013		980	901,764
Term Loan B, 6.58% — 6.839% due 12/20/2012		499	458,913
NewPage Corp. Term Loan B, 8.688% due 12/07/2014		1,250	1,211,979
Verso Paper Holdings LLC Term Loan, 9.489%
due 2/01/2013 (b)		2,585	2,287,725

			5,598,193

See Notes to Financial Statements.

8 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Pharmaceuticals — 0.9%
Cardinal Health 409, Inc. Term Loan:
7.08% due 4/10/2014	USD	995	$ 820,875
7.015% due 4/10/2014	EUR	498	668,419

			1,489,294

Real Estate Management & Development — 0.9%
Mattamy Group Term Loan, 5.375%
due 4/11/2013	USD	491	447,037
Realogy Corp. Letter of Credit, 2.994%
due 10/10/2013	1,236		1,033,782

			1,480,819

Road & Rail — 1.0%
Rail America, Inc. Term Loan, 5.32%
due 8/14/2008	1,000		935,000
Swift Transportation Co., Inc. Term Loan, 6.50%
due 5/10/2014		884	681,570

			1,616,570

Specialty Retail — 1.2%
ADESA, Inc. Term Loan, 7.08% due 10/18/2013		995	889,032
Burlington Coat Factory Warehouse Corp. Term
Loan, 5.34% due 4/15/2013		294	246,035
Claire’s Stores Term Loan, 5.994% — 7.58%
due 5/24/2014		496	388,814
Mattress Holding Corp. Term Loan B, 5.50% due 2/28/2014		496	347,379

			1,871,260

Textiles, Apparel & Luxury Goods — 0.5%
David’s Bridal, Inc. Term Loan B, 6.58%
due 1/31/2014		496	429,256
Renfro Corp. Term Loan B, 6.34% — 8.08%
due 10/04/2013		495	430,362

			859,618

Trading Companies & Distributors — 0.7%
United Rentals, Inc.:
Term Loan, 5.10% due 2/14/2011	1,091		1,034,238
Tranche B Credit Linked Deposit, 4.50%
due 2/14/2011		91	86,545

			1,120,783

Wireless Telecommunication Services — 0.5%
Crown Castle Operating Co. Term Loan B, 6.33%
due 3/15/2014		496	448,220
IPC Systems Tranche B1 Term Loan, 7.093%
due 5/25/2014		498	392,196

			840,416

Total Floating Rate Loan Interests
(Cost — $169,573,564) — 88.8%			149,641,084

Corporate Bonds

Auto Components — 0.3%
The Goodyear Tire & Rubber Co., 8.663%
due 12/01/2009 (c)		500	498,125

		Par
Corporate Bonds		(000)	Value

Biotechnology — 0.2%
Angiotech Pharmaceuticals, Inc., 6.826%
due 12/01/2013 (c)	USD	500	$ 395,000

Building Products — 2.5%
CPG International I, Inc., 11.468% due 7/01/2012 (c)		3,000	2,490,000
Masonite International Corp., 11% due 4/06/2015		2,500	1,725,000

			4,215,000

Capital Markets — 2.3%
E*Trade Financial Corp., 12.50% due 11/30/2017 (d)		3,000	2,857,500
Marsico Parent Co., LLC, 10.625%
due 1/15/2016 (b)(d)(g)		663	596,700
Marsico Parent Holdco, LLC, 12.50%
due 7/15/2016 (b)(d)(g)		227	211,110
Marsico Parent Superholdco, LLC, 14.50%
due 1/15/2018 (b)(d)(g)		152	148,960

			3,814,270

Chemicals — 2.4%
GEO Specialty Chemicals, Inc., 13.85%
due 12/31/2009 (d)(e)		1,646	1,232,442
Hexion U.S. Finance Corp., 7.565%
due 11/15/2014 (c)		1,000	895,000
MacDermid, Inc., 9.50% due 4/15/2017 (d)		2,000	1,760,000
NOVA Chemicals Corp., 7.863%
due 11/15/2013 (c)		255	216,750

			4,104,192

Commercial Services & Supplies — 0.1%
Sally Holdings LLC, 10.50% due 11/15/2016		85	77,350
The Yankee Candle Company, Inc., 9.75%
due 2/15/2017		100	81,000

			158,350

Communications Equipment — 1.3%
Nortel Networks Ltd., 8.508% due 7/15/2011 (c)		2,500	2,162,500

Computers & Peripherals — 1.1%
Quantum Corp., 4.375% due 8/01/2010 (e)		2,000	1,797,500

Containers & Packaging — 3.4%
Berry Plastics Holding Corp., 8.866%
due 9/15/2014 (c)		850	671,500
Clondalkin Acquisition BV, 6.991%
due 12/15/2013 (c)(d)		5,000	4,100,000
Packaging Dynamics Finance Corp., 10%
due 5/01/2016 (d)		1,240	979,600

			5,751,100

Diversified Financial Services — 0.3%
Ford Motor Credit Co. LLC, 8.708%
due 4/15/2012 (c)		500	478,678

Diversified Telecommunication Services — 0.4%
Qwest Corp., 8.241% due 6/15/2013 (c)		800	770,000

Electronic Equipment & Instruments — 0.8%
NXP BV, 7.008% due 10/15/2013 (c)		1,590	1,283,925

Energy Equipment & Services — 1.2%
Ocean RIG ASA, 8.681% due 4/04/2011 (c)		2,000	1,960,000

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

9

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Food & Staples Retailing — 0.1%
AmeriQual Group LLC, 9.50% due 4/01/2012 (d)	USD	250	$ 167,500

Health Care Equipment & Supplies — 2.2%
ReAble Therapeutics Finance LLC, 10.875%
due 11/15/2014 (d)		4,000	3,780,000

Health Care Providers & Services — 0.1%
Universal Hospital Services, Inc., 8.288%
due 6/01/2015 (c)		230	216,200

Hotels, Restaurants & Leisure — 5.4%
American Real Estate Partners LP, 7.125%
due 2/15/2013		4,000	3,800,000
Harrah’s Operating Co., Inc. (d):
10.75% due 2/01/2016		1,501	1,302,117
10.75% due 2/01/2018 (b)		221	175,816
Landry’s Restaurants, Inc., 9.50% due 12/15/2014		1,500	1,447,500
Little Traverse Bay Bands of Odawa Indians,
10.25% due 2/15/2014 (d)		1,565	1,566,956
Travelport LLC, 7.701% due 9/01/2014 (c)		950	760,000

			9,052,389

Independent Power Producers & Energy Traders — 0.3%
Texas Competitive Electric Holdings Co. LLC, 10.25%
due 11/01/2015 (d)		590	575,250

Machinery — 0.2%
Invensys Plc, 9.875% due 3/15/2011 (d)		318	335,409

Media — 1.9%
Charter Communications Holdings II, LLC, 10.25%
due 9/15/2010		1,825	1,669,875
TL Acquisitions, Inc., 10.50% due 1/15/2015 (d)		1,000	890,000
Windstream Regatta Holdings, Inc., 11%
due 12/01/2017 (d)		748	583,440

			3,143,315

Metals & Mining — 2.4%
FMG Finance Property Ltd., 9.123% due 9/01/2011 (c)(d)		180	179,100
Freeport-McMoRan Copper & Gold, Inc., 8.394%
due 4/01/2015 (c)		3,180	3,056,775
Ryerson, Inc., 10.614% due 11/01/2014 (c)(d)		840	777,000

			4,012,875

Paper & Forest Products — 3.0%
Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (c)		2,000	1,040,000
Bowater, Inc., 7.991% due 3/15/2010 (c)		2,000	1,450,000
Verso Paper Holdings LLC Series B, 6.989%
due 8/01/2014 (c)		3,000	2,550,000

			5,040,000

Real Estate Management & Development — 0.8%
Realogy Corp., 11% due 4/15/2014 (b)		2,000	1,280,000

Road & Rail — 0.5%
Atlantic Express Transportation Corp., 12.455%
due 4/15/2012 (c)		1,000	650,000
Swift Transportation Co., Inc., 10.815%
due 5/15/2015 (c)(d)		675	290,250

			940,250

	Par
Corporate Bonds	(000)	Value

Semiconductors & Semiconductor Equipment — 1.1%
Avago Technologies Finance Pte. Ltd., 10.623%
due 6/01/2013 (c)	USD 600	$ 595,500
Spansion, Inc., 6.201% due 6/01/2013 (c)(d)	1,690	1,233,700

		1,829,200

Specialty Retail — 1.2%
AutoNation, Inc., 6.258% due 4/15/2013 (c)	250	205,000
General Nutrition Centers, Inc., 10.009%
due 3/15/2014 (b)	350	279,125
Michaels Stores, Inc., 11.375% due 11/01/2016	1,950	1,613,625

		2,097,750

Wireless Telecommunication Services — 1.2%
Cricket Communications, Inc., 9.375%
due 11/01/2014	1,030	916,700
Digicel Group Ltd., 9.125% due 1/15/2015 (b)(d)	1,249	1,065,350

		1,982,050

Total Corporate Bonds
(Cost — $72,075,122) — 36.7%		61,840,828

Common Stocks (f)	Shares

Capital Markets — 0.3%
E*Trade Financial Corp.	145,213	620,059

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	10,732	10,732

Electrical Equipment — 0.1%
Medis Technologies Ltd.	13,053	141,364

Semiconductors & Semiconductor Equipment — 0.7%
Cypress Semiconductor Corp.	52,413	1,139,459

Total Common Stocks
(Cost — $2,080,953) — 1.1%		1,911,614

Preferred Stocks

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (d)(g)	44	43,956

Total Preferred Stocks (Cost — $41,486) — 0.0%		43,956

	Number of
Options Purchased	Contracts

Call Options Purchased
Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86
Broker Goldman Sachs & Co. (g)	11	19,250

Total Options Purchased
(Cost — $10,756) — 0.0%		19,250

Total Investments (Cost — $243,781,881*) — 126.6%		213,456,732
Liabilities in Excess of Other Assets — (26.6%)		(44,903,720)

Net Assets — 100.0%		$168,553,012

See Notes to Financial Statements.

10 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 243,783,995

Gross unrealized appreciation	$ 836,823
Gross unrealized depreciation	(31,164,086)

Net unrealized depreciation	$ (30,327,263)

(a) Issuer filed for bankruptcy or is in default of interest payments.

(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(c) Floating rate security. Rate is as of the report date.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Convertible security.

(f) Non-income producing security. (g) Illiquid security.

•For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.

This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	—	$ 187,622

•Forward foreign exchange contracts sold as of February 29,2008 were as follows:

Currency	Currency	Settlement	Unrealized
Purchased	Sold	Date	Depreciation

USD 3,387,926	EUR 2,311,000	4/23/2008	$(114,163)
USD 1,178,874	GBP 600,000	4/23/2008	(8,719)

Total Unrealized Depreciation on Forward
Foreign Exchange Contracts			$(122,882)

•Swaps outstanding as of February 29,2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Sold credit default protection on
D.R.Horton, Inc. and receive 4.65%
Broker, Lehman Brothers Special Finance
Expires March 2009	USD	1,000	$ (2,363)
Sold credit default protection on
Ford Motor Company and receive 3.80%
Broker, UBS Warburg
Expires March 2010	USD	5,000	(520,820)
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, UBS Warburg
Expires December 2012	USD	1,000	5,492
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, JPMorgan Chase
Expires December 2012	USD	1,000	(11,008)

Total			$ (528,699)

•Currency Abbreviations: EUR Euro GBP British Pound USD U.S. Dollar

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008 11

Statement of Assets and Liabilities

As of February 29, 2008

Assets

Investments at value — unaffiliated
(identified cost — $243,771,125)	$ 213,437,482
Options purchased, at value (cost — $10,756)	19,250
Unrealized appreciation on swaps	5,492
Cash	1,514,553
Investments sold receivable	7,713,729
Interest receivable	3,392,393
Amendment fee receivable	99,884
Interest receivable on swaps	55,023
Commitment fees receivable	26,939
Principal paydown receivable	1,944
Prepaid expenses and other assets	22,776

Total assets	226,289,465

Liabilities

Loan payable	50,000,000
Swap premiums received	157,315
Unrealized depreciation on swaps	534,191
Unrealized depreciation on unfunded loan commitments	142,836
Unrealized depreciation on forward foreign exchange contracts	122,882
Investments purchased payable	6,275,036
Investment advisory fees payable	139,843
Deferred income	59,751
Income dividends payable	119,451
Interest on loans payable	39,151
Other affiliates payable	1,325
Other accrued expenses payable	144,672

Total liabilities	57,736,453

Net Assets

Net Assets	$ 168,553,012

Net Assets Consist of

Par value $.10 per share (10,496,930 shares issued
and outstanding)	$ 1,049,693
Paid-in capital in excess of par	199,119,933
Undistributed net investment income	2,193,448
Accumulated net realized loss	(2,693,448)
Net unrealized depreciation	(31,116,614)

Net Assets, $16.06 net asset value per share of
Common Stock	$ 168,553,012

See Notes to Financial Statements.

Statement of Operations

For the Year Ended February 29, 2008

Investment Income

Interest (including $187,622 from affiliates)	$ 21,441,854
Facility and other fees	176,540

Total income	21,618,394

Expenses

Investment advisory	1,864,167
Professional fees	110,543
Borrowing costs	108,056
Accounting services	69,787
Printing	38,595
Directors	29,650
Transfer agent	20,238
Custodian	18,793
Registration	9,436
Miscellaneous	48,615

Total expenses excluding interest expense	2,317,880
Interest expense	3,059,563

Total expenses	5,377,443

Net investment income	16,240,951

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(1,291,615)
Swaps	359,607
Foreign currency	(241,747)

(1,173,755)

Net change in unrealized appreciation/depreciation on:
Investments	(32,571,369)
Swaps	(549,359)
Unfunded loan commitments	138,010
Foreign currency	(116,585)

(33,099,303)

Total realized and unrealized loss	(34,273,058)

Net Decrease in Net Assets Resulting from Operations	$ (18,032,107)

12 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	February 29,	February 28,
Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 16,240,951	$ 16,232,774
Net realized gain (loss)	(1,173,755)	197,727
Net change in unrealized depreciation	(33,099,303)	(1,508,938)

Net increase (decrease) in net assets resulting from operations	(18,032,107)	14,921,563

Dividends to Shareholders from

Net investment income	(15,779,101)	(16,114,520)

Net Assets

Total decrease in net assets	(33,811,208)	(1,192,957)
Beginning of year	202,364,220	203,557,177

End of year	$ 168,553,012	$ 202,364,220

End of year undistributed net investment income	$ 2,193,448	$ 1,968,707

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

13

Statement of Cash Flows

For the Year Ended February 29, 2008

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$ (18,032,107)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in receivables	(710,718)
Increase in prepaid expenses and other assets	(18,772)
Increase in other liabilities	56,071
Swap premium received	417,455
Swap premium paid	(267,967)
Net realized and unrealized loss	34,460,870
Amortization of premium and discount on investments	(68,496)
Proceeds from sales and paydowns of long-term securities	151,953,817
Purchases of long-term securities	(162,316,366)

Net cash provided by operating activities	5,473,787

Cash Used for Financing Activities

Cash receipts from loan	132,000,000
Cash payments from loan	(129,000,000)
Cash dividends paid	(15,843,199)

Net cash used for financing activities	(12,843,199)

Cash

Net decrease in cash	(7,369,412)
Cash at beginning of year	8,883,965

Cash at end of year	$ 1,514,553

Cash Flow Information

Cash paid for interest	$ 3,051,780

See Notes to Financial Statements.

14 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Financial Highlights

	For the	For the Year Ended		For the Period
	Year Ended	February 28,		July 30, 2004[1] to
	February 29,			February 28,
	2008	2007	2006	2005
Per Share Operating Performance

Net asset value, beginning of period	$ 19.28	$ 19.39	$ 19.74	$ 19.10

Net investment income[2]	1.55	1.55	1.33	.58
Net realized and unrealized gain (loss)	(3.27)	(.12)	(.31)	.57

Net increase (decrease) from investment operations	(1.72)	1.43	1.02	1.15

Dividends and distributions from:
Net investment income	(1.50)	(1.54)	(1.27)	(.47)
Net realized gain	—	—	(.10)	(.01)

Total dividends and distributions	(1.50)	(1.54)	(1.37)	(.48)

Capital charges with respect to issuance of shares	—	—	—	(.03)

Net asset value, end of period	$ 16.06	$ 19.28	$ 19.39	$ 19.74

Market price, end of period	$ 14.75	$ 18.50	$ 17.76	$ 19.44

Total Investment Return[3]

Based on net asset value	(8.98%)	8.31%	6.07%	5.97%[4]

Based on market price	(12.88%)	13.47%	(1.35%)	(.34%)[4]

Ratios to Average Net Assets

Total expenses, excluding interest expense and net of waiver	1.20%	1.22%	1.25%	.92%[5]

Total expenses, net of waiver	2.78%	2.87%	2.46%	1.30%[5]

Total expenses	2.78%	2.87%	2.46%	1.48%[5]

Net investment income	8.39%	8.03%	6.88%	5.11%[5]

Supplemental Data

Net assets, end of period (000)	$ 168,553	$ 202,364	$ 203,557	$ 207,255

Portfolio turnover	65%	65%	72%	30%

Amount of loan outstanding, end of period (000)	$ 50,000	$ 47,000	$ 61,400	$ 60,300

Average amount of loan outstanding during the period (000)	$ 55,269	$ 61,022	$ 63,725	$ 29,072

Asset coverage, end of period, per $1,000 of loan outstanding	$ 4,371	$ 5,306	$ 4,315	$ 4,437

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

15

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Floating Rate Income Strategies Fund II, Inc. (the “Fund”) is
registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Fund deter-
mines, and makes available for publication, the net asset value of its
Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values most of its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Directors (the “Board”). In determin-
ing the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculat-
ed yield measures based on valuation technology commonly employed in the market for such investments.

Floating rate loans are valued in accordance with guidelines established by the Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or deal-
ers as obtained from Loan Pricing Corporation (“LPC”). For the limited number of floating rate loans for which no reliable price quotes are avail-
able, such floating rate loans may be valued by LPC through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors, LLC (the
“Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loan at fair value, which is intended to approxi-
mate market value.

Equity investments traded on a national securities exchange or on the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-
the-counter (“OTC”) markets for which market quotations are readily available are valued at the last available bid price. Effective September
4, 2007, exchange-traded options are valued at the mean between the last bid and asked prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. OTC options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to,

volatility factors of the underlying security, price movement of the under-
lying security in relation to the strike price and the time left until expira-
tion of the option. Swap agreements are valued by quoted fair values received daily by the Fund’s pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determi-
nations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign curren-
cy exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the Advisor using a pric-
ing service and/or procedures approved by the Board.

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by refer-
ence to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
The Fund considers these investments to be investments in debt securi-
ties for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded as gains or losses. When the Fund buys a floating rate loan it

16 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Notes to Financial Statements (continued)

may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contrac-
tual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial inter-
mediaries who are parties to the transactions. In the event of the insol-
vency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield char-
acteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or index or if the counterparty does not perform under the contract.

•Options — The Fund may purchase and write call and put options.
When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or exceeds the premiums received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the pro-
ceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

•Credit Default Swaps — The Fund may invest in credit default swaps, which are OTC contracts in which one party pays fixed periodic pay-
ments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the
Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation
(depreciation). Risks arise from the possible inability of the counter-
parties to meet the terms of their contracts. The Fund is exposed to credit loss in the event of non-performance by the other party to the swap.

The Fund may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

17

Notes to Financial Statements (continued)

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

Effective August 31, 2007, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s
U.S. federal tax return remains open for the years ended February 28,
2005 through February 28, 2007. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standard No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after

November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosure, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments
(e.g., swaps), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liq-
uid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund’s Board, non-interested directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.
Investments to cover the Fund’s deferred compensation liability are included in other assets on the Statement of Assets and Liabilities.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain
Funds on the basis of relative net assets.

18 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the
Advisor to provide investment advisory and administration services.
Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Advisor.
For the year ended February 29, 2008, the Fund reimbursed the Advisor
$3,482 for certain accounting services, which is included in accounting services expenses in the Statement of Operations, were $3,482.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended February 29, 2008 were
$157,610,932 and $157,997,334, respectively.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $0.10 per share, all of which are initially classified as
Common Stock. The Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the years ended February 29,
2008 and February 28, 2007 remained constant.

5. Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2008, the Fund had outstanding commitments of approximately $6,654,000. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 29, 2008, the Fund had the following unfunded loan commitments:

Value of
	Unfunded	Underlying
	Commitment	Loan
Borrower	(000)	(000)

Aquila, Inc	$3,000	$3,009
Community Health	$ 120	$ 122
Golden Nugget, Inc	$ 182	$ 156
Las Vegas Sands	$ 200	$ 178
Meg Energy Corp	$ 336	$ 303
Spanish Broadcasting System, Inc	$2,500	$2,454
Univision Communications, Inc	$ 50	$ 45
Vought Aircraft Industries, Inc	$ 266	$ 244

6. Short-Term Borrowings:

The Fund is a party to a revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North
America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”). On
May 16, 2007, the agreement was renewed for one year and has a max-
imum limit of $100,000,000. Under the Citicorp administered program, the conduits will fund advances to the Fund through highly rated com-
mercial paper. The Fund has granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obliga-
tions to the Lenders. The interest rate on the Fund borrowings is based on the interest rate carried by the commercial paper plus a program fee.
In addition, the Fund pays a liquidity fee to the secondary backstop lenders and the agent. The weighted average annual interest rate was
5.49% for the year ended February 29, 2008.

7. Distributions to Shareholders:

No provision is made for U.S. federal income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distribu-
tions to their respective shareholders, which will be sufficient to relieve them from federal income and excise taxes.

Reclassification: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $237,109 has been reclassified between undistributed net investment income and accumulated net realized capital losses as a result of permanent differences attributable to foreign currency trans-
actions and accounting for swap agreements. This reclassification has no effect on net assets or net asset values per share.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

19

Notes to Financial Statements (concluded) The tax character of distributions paid during the fiscal years ended February 29, 2008 and February 28, 2007 was as follows:

	2/29/2008	2/28/2007

Distributions paid from:
Ordinary income	$ 15,779,101	$16,114,520

Total taxable distributions	$ 15,779,101	$16,114,520

As of February 29, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed net ordinary income	$ 2,090,101
Undistributed net long-term capital gains	—

Total net undistributed earnings	2,090,101
Capital loss carryforward	(1,519,783)
Net unrealized losses	(32,186,932)*

Total net accumulated losses	$ (31,616,614)

*	On February 29, 2008, the Fund had a net capital loss carryforward of $1,519,783, of which $203,838 expires in 2014 and $1,315,945 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

**	The difference between book-basis and tax-basis net unrealized losses is attributa- ble primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, book/tax differences in the accrual of income on securities in default, the realization for tax purposes of unrealized gains (losses) on certain foreign cur- rency contracts, the deferral of post-October capital losses for tax purposes and accounting for swap agreements.

8. Subsequent Event: The Fund paid a net investment income dividend in the amount of $0.123350 per share on March 31, 2008 to shareholders of record on March 14, 2008.

20 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Floating Rate Income Strategies Fund II, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Floating Rate Income Strategies Fund II, Inc. (the “Fund”),
including the schedule of investments as of February 29, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial high-
lights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-

cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our pro-
cedures included confirmation of securities owned as of February 29,
2008, by correspondence with the custodian and financial interme-
diaries; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Floating Rate Income Strategies Fund II, Inc. as of
February 29, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey April 29, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Floating Rate Income Strategies Fund II, Inc.
for the fiscal year ended February 29, 2008:

Interest-Related Dividends for Non-U.S. Residents

Month(s) Paid:	March 2007	63.29%*
	April 2007	73.19%*
	May 2007 — January 2008	85.40%*
	February 2008	66.07%*

* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

21

Automatic Dividend Reinvestment Plan

How the Plan Works — The Fund offers a Dividend Reinvestment Plan
(the “Plan”) under which income and capital gains dividends paid by the
Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by
Computershare Trust Company, N.A. (the “Plan Agent”). Under the Plan,
whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan
Agent will acquire the shares for the participant’s account either (i)
through receipt of additional unissued but authorized shares of the Fund
(“newly issued shares”) or (ii) by purchase of outstanding shares of
Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund’s net asset value per share is equal to or less than the market price per share plus esti-
mated brokerage commissions (a condition often referred to as a “mar-
ket premium”), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund’s net asset value per share is greater than the market price per share (a condition often referred to as a “market dis-
count”), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market dis-
count shifts to a market premium during the purchase period, the Plan
Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder’s account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are pur-
chased in the open market, the average purchase price per share.

Participation in the Plan — Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she pur-
chases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash.
Shareholders who do not wish to participate in the Plan must advise the
Plan Agent in writing (at the address set forth to the right) that they elect not to participate in the Plan. Participation in the Plan is completely vol-
untary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan — The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The
Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund’s shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received.
However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees — There are no enrollment fees or brokerage fees for partici-
pating in the Plan. The Plan Agent’s service fees for handling the rein-
vestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications — The automatic reinvestment of dividends and distribu-
tions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends.
Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the
Fund. If, when the Fund’s shares are trading at a market premium, the
Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a por-
tion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund’s shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information — All correspondence concerning the Plan, includ-
ing any questions about the Plan, should be directed to the Plan Agent at Computershare Trust Company, N.A., .O. Box 43010, Providence, RI
02940-3010, Telephone: (800) 426-5523.

22 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Officers and Directors

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

G. Nicholas Beckwith, III	Director	Since	Chairman and Chief Executive Officer, Arch Street Management, LLC	112 Funds	None
40 East 52nd Street		2007	(Beckwith Family Foundation) and various Beckwith property	109 Portfolios
New York, NY 10022			companies since 2005; Chairman of the Board of Directors, University
1945			of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side
Hospital Foundation since 1977; Board of Directors, Beckwith Institute for Innovation In Patient Care since 1991; Member, Advisory Council on
Biology and Medicine, Brown University since 2002; Trustee, Claude
Worthington Benedum Foundation (charitable foundation) since 1989;
Board of Trustees, Chatham College since 1981; Board of Trustees,
University of Pittsburgh since 2002; Emeritus Trustee, Shady Side
Academy since 1977; Formerly Chairman and Manager, Penn West
Industrial Trucks LLC (sales, rental and servicing of material handling equipment) from 2005 to 2007; Formerly Chairman, President and
Chief Executive Officer, Beckwith Machinery Company (sales, rental and servicing of construction and equipment) from 1985 to 2005;
Formerly Board of Directors, National Retail Properties (REIT) from
2006 to 2007.

Richard E. Cavanagh	Director	Since	Trustee, Aircraft Finance Trust since 1999; Director, The Guardian Life	113 Funds	Arch Chemical
40 East 52nd Street	and	2007	Insurance Company of America since 1998; Chairman and Trustee,	110 Portfolios	(chemicals and
New York, NY 10022	Chair of the		Educational Testing Service since 1997; Director, The Fremont Group		allied products)
1946	Board of		since 1996; Formerly President and Chief Executive Officer of The
	Directors		Conference Board, Inc. (global business research organization) from
1995 to 2007.

Kent Dixon	Director	Since	Consultant/Investor since 1988.	113 Funds	None
40 East 52nd Street	and Member	2007		110 Portfolios
New York, NY 10022	of the Audit
1937	Committee

Frank J. Fabozzi	Director	Since	Consultant/Editor of The Journal of Portfolio Management since 2006;	113 Funds	None
40 East 52nd Street	and Member	2007	Professor in the Practice of Finance and Becton Fellow, Yale University,	110 Portfolios
New York, NY 10022	of the Audit		School of Management, since 2006; Formerly Adjunct Professor of
1948	Committee		Finance and Becton Fellow, Yale University from 1994 to 2006.

Kathleen F. Feldstein	Director	Since	President of Economics Studies, Inc. (private economic consulting firm)	113 Funds	The McClatchy
40 East 52nd Street		2007	since 1987; Chair, Board of Trustees, McLean Hospital since 2000;	110 Portfolios	Company
New York, NY 10022			Member of the Board of Partners Community Healthcare, Inc. since		(publishing)
1941			2005; Member of the Board of Partners HealthCare since 1995; Member of the Board of Sherrill House (healthcare) since 1990; Trustee, Museum of Fine Arts, Boston since 1992; Member of the Visiting Committee to the Harvard University Art Museum since 2003; Trustee, The Committee for Economic Development (research organization) since 1990; Member of the Advisory Board to the International School of Business, Brandeis
University since 2002; Formerly Director of Bell South (communications)
from 1998 to 2006; Formerly Director of Ionics (water purification) from
1992 to 2005; Formerly Director of John Hancock Financial Services from
1994 to 2003; Formerly Director of Knight Ridder (media) from 1998 to 2006.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

23

Officers and Directors (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

James T. Flynn	Director,	Since	Formerly Chief Financial Officer of JP Morgan & Co., Inc. from	112 Funds	None
40 East 52nd Street	and Member	2007	1990 to 1995.	109 Portfolios
New York, NY 10022	of the Audit
1939	Committee

Jerrold B. Harris	Director	Since	Trustee, Ursinus College since 2000; Director Troenmer LLC	112 Funds	BlackRock-Kelso
40 East 52nd Street		2007	(scientific equipment) since 2000.	109 Portfolios	Capital Corp.
New York, NY 10022
1942

R. Glenn Hubbard	Director	Since	Dean of Columbia Business School since 2004; Columbia faculty	113 Funds	ADP (data and
40 East 52nd Street		2007	member since 1988; Formerly Co-Director of Columbia Business	110 Portfolios	information services),
New York, NY 10022			School’s Entrepreneurship Program from 1997 to 2004; Visiting		KKR Financial
1958			Professor at the John F. Kennedy School of Government at Harvard		Corporation (finance),
			University and the Harvard Business School since 1985 and at the		Duke Realty
			University of Chicago since 1994; Formerly Chairman of the U.S.		(real estate),
			Council of Economic Advisers under the President of the United		Metropolitan Life
			States from 2001 to 2003.		Insurance Company
(insurance),
Information
Services Group
(media/technology)

W. Carl Kester	Director	Since	Mizuho Financial Group Professor of Finance, Harvard Business School.	112 Funds	None
40 East 52nd Street	and Member	2007	Deputy Dean for Academic Affairs since 2006; Unit Head, Finance,	109 Portfolios
New York, NY 10022	of the Audit		Harvard Business School, from 2005 to 2006; Senior Associate Dean
1951	Committee		and Chairman of the MBA Program of Harvard Business School, from
1999 to 2005; Member of the faculty of Harvard Business School since
1981; Independent Consultant since 1978.

Karen . Robards	Director	Since	Partner of Robards & Company, LLC, (financial advisory firm) since	112 Funds	ArtiCure, Inc.
40 East 52nd Street	and	2007	1987; Co-founder and Director of the Cooke Center for Learning and	109 Portfolios	(medical devices)
New York, NY 10022	Chair of		Development, (a not-for-profit organization) since 1987; Formerly		Care Investment
1950	the Audit		Director of Enable Medical Corp. from 1996 to 2005; Formerly an		Trust, Inc.
	Committee		investment banker at Morgan Stanley from 1976 to 1987.		(healthcare REIT)

Robert S. Salomon, Jr.	Director,	Since	Formerly Principal of STI Management LLC (investment adviser)	112 Funds	None
40 East 52nd Street	and Member	2007	from 1994 to 2005.	109 Portfolios
New York, NY 10022	of the Audit
1936	Committee

*Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

**Following the combination of Merrill Lynch Investment Managers, L. . (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas Beckwith, III since 1999; Richard E. Cavanagh since 1994; Kent Dixon since 1988; Frank J. Fabozzi since 1988; Kathleen F. Feldstein since 2005; James T. Flynn since 1996; Jerrold B. Harris since 1999; R. Glenn Hubbard since 2004; W. Carl Kester since 1998; Karen . Robards since 1998 and Robert S. Salomon, Jr. since 1996.

24 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Officers and Directors (concluded)

Number of
		Length of			BlackRock-
	Position(s)	Time			Advised Funds
Name, Address	Held with	Served as			and Portfolios	Public
and Year of Birth	Fund	a Director	Principal Occupation(s) During Past 5 Years		Overseen	Directorships

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief		185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company		292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,		184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative		291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007; Formerly Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

* Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
40 East 52nd Street	Compliance	2007	Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
New York, NY 10022	Officer		Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public		Legal Counsel
State Street Bank and	Computershare Trust		State Street Bank and	Accounting Firm		Skadden, Arps, Slate,
Trust Co.	Company N.A.		Trust Company	Deloitte & Touche LLP		Meagher & Flom LLP
Boston MA 02101	Providence, RI 02940		Princeton, NJ 08540	Princeton, NJ 08540		New York, NY 10036

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

25

Additional Information

Fund Certification

The Fund listed for trading on the New York Stock Exchange (“NYSE”) has filed wih the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the

Securities and Exchange Commission (“SEC”) the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference

Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, and annual and semi-annual reports by enrolling in the
Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund does not make available copies of its Statements of Additional
Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information of the Fund has not been updated after completion of the Fund’s offering and the information contained in the Fund’s Statement of Additional Information may have become outdated.

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800 441-7762).

During the period, there were no material changes in the Fund’s invest-
ment objective or policies or to the Fund’s character or by-laws that were not approved by the shareholders or in the principal risk factors associ-
ated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolios.

Quarterly performance, semi-annual and annual reports and other infor-
mation regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to
BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

26 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. FEBRUARY 29, 2008

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.

FEBRUARY 29, 2008

27

This report is transmitted to the shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The
Fund leverages its Common Stock, which creates risk for Common
Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock’s yield. Statements and other information
herein are as dated and are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or
by calling (800) 441-7762 and (2) on the Securities and
Exchange Commission’s website at http://www.sec.gov.

BlackRock Floating Rate Income Strategies Fund II, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#FRIS2-2/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kent Dixon (term began effective November 1, 2007)
Frank J. Fabozzi (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Ronald W. Forbes (term ended effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
Richard R. West (term ended effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Floating
Rate Income
Strategies Fund II,	$46,300	$40,200	$0	$8,000	$6,100	$6,100	$1,049	$0
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Floating Rate
Income Strategies Fund II, Inc.	$294,649	$3,047,017

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Kent Dixon (term began effective November 1, 2007)
Frank J. Fabozzi (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Ronald W. Forbes (term ended effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
Cynthia A. Montgomery (term ended effective November 1, 2007)
Jean Margo Reid (term ended effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
Roscoe S. Suddarth (not reappointed to audit committee effective November 1, 2007; retired effective December 31, 2007)
Richard R. West (term ended effective November 1, 2007)

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge
(1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of February 29,
2008.

(a)(1) BlackRock Floating Rate Strategies II, Inc. is managed by a team of investment professionals comprised of Mark J. Williams, Managing Director at BlackRock and Kevin J.
Booth, CFA, Managing Director at BlackRock. Each is a member of BlackRock’s fixed income portfolio management group. Mr. Williams is responsible for setting overall investment strategy and overseeing management of the Fund. Mr. Booth is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments.
Messrs. Booth and Williams have been members of the Fund’s management team since
2006.

Mr. Williams is the head of BlackRock’s bank loan group and a member of the Investment
Strategy Group. His primary responsibility is originating and evaluating bank loan investments for the firm's collateralized bond obligations. He is also involved in the evaluation and sourcing of mezzanine investments. Prior to joining BlackRock in 1998, Mr.
Williams spent eight years with PNC Bank's New York office and was a founding member of the bank's Leveraged Finance Group. In that capacity he was responsible for structuring proprietary middle market leveraged deals and sourcing and evaluating broadly syndicated leveraged loans in the primary and secondary markets for PNC Bank's investment portfolio.
From 1984 until 1990, Mr. Williams worked in PNC Bank's Philadelphia office in a variety of marketing and corporate finance positions.

Kevin Booth is co-head of the high yield team within BlackRock’s Fixed Income Portfolio
Management Group. His primary responsibilities are managing portfolios and directing investment strategy. He specializes in hybrid high yield portfolios, consisting of leveraged bank loans, high yield bonds, and distressed obligations. Prior to joining BlackRock, Mr.
Booth was a Managing Director (Global Fixed Income) of Merrill Lynch Investment
Managers (“MLIM”) in 2006, a Director from 1998 to 2006 and was a Vice President of
MLIM from 1991 to 1998. He has been a portfolio manager with BlackRock or MLIM since
1992, and was a member of MLIM’s bank loan group from 2000 to 2006.

(a)(2) As of February 29, 2008:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based

	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Mark Williams	10	18	1	0	13	0

	$4.01 Billion	$6.39 Billion	$142.6 Million	$0	$5.04 Billion	$0

Kevin Booth	24	11	8	0	4	3

	$10.5 Billion	$4.11 Billion	$1.94 Billion	$0	$2.14 Billion	$408.7 Million

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may,

consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition,
BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the
Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the
Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of
BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-
public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers, including Messrs. Booth and Williams, currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of February 29, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by
BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock
Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within
BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.
In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment
Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:

Portfolio Manager	Applicable Benchmarks

Kevin Booth	A combination of market-based indices (e.g., The Lehman Brothers
U.S. Corporate High Yield 2% Issuer Cap Index), certain
customized indices and certain fund industry peer groups.

Mark Williams	A combination of market-based indices (e.g., Credit Suisse
Leveraged Loan Index, LIBOR), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.
Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in
BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in
BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock.
Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible
BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each portfolio manager has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Williams has been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a
401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee
Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of
1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of February 29, 2008, the portfolio managers beneficially owned stock issued by the Fund in the ranges set forth below:

Portfolio Manager	Dollar Range

Kevin Booth	$10,001 to $50,000

Mark Williams	None

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: April 23, 2008